DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

6. DERIVATIVE AND NON-DERIVATIVE FINANCIAL INSTRUMENTS

The Company does not enter into derivative arrangements for hedging, trading or speculative purposes. However, some of the Company’s contracts have embedded derivatives that are bifurcated and accounted for separately from the host agreements. None of these derivatives are designated as hedging instruments.

The Company recognizes such derivative instruments as either assets or liabilities on the accompanying consolidated balance sheets at fair value and records changes in the fair value of the derivatives in the accompanying consolidated statements of income as other income/(loss), net.

The fair value of derivative instruments as of December 31, 2016 and 2017 is as follows:

	Balance Sheet Location	2016	2017	2017
		RUB	RUB	$
Foreign exchange contracts	Other accrued liabilities	59	18	0.3
Total derivative liabilities		59	18	0.3

The effect of derivative instruments not designated as hedging instruments on income for the years ended December 31, 2015, 2016 and 2017 amounted to a loss of RUB 55, a gain of RUB 33 and a gain of RUB 41 ($0.7), respectively.

The Company uses non-derivative financial instruments to protect the Company from risk that the U.S. dollar-denominated Moscow office rent expenses will be adversely affected by changes in the exchange rates and to avoid income statement volatility. In March 2017, the Company designated $102.8 (RUB 5,976 at the exchange rate as of the date of designation) of its U.S. dollar-denominated deposits with a third party bank as a hedging instrument to hedge the foreign currency exposure to changes in the fair value of the unrecognized firm commitment on its Moscow headquarters operating lease arrangements. The change in fair value of the designated portion of the U.S. dollar-denominated deposits due to changes in foreign currency exchange rates is recognized in other income/(loss), net in the consolidated statements of income along with the change in the fair value of the unrecognized firm commitment that is attributable to foreign currency exchange rates. The change in fair value of the unrecognized firm commitment is included within other current assets on the balance sheet and amounted to RUB 31 ($0.5) as of December 31, 2017.

The fair value of non-derivative financial instruments designated as hedging instruments as of December 31, 2016 and 2017 amounted to nil and RUB 2,731 ($47.4),  respectively, and is included within current term deposits on the balance sheet.